UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

                     California Money Market Fund



[LOGO OF USAA]
   USAA(R)

                                 USAA CALIFORNIA
                                     MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              32

ADVISORY AGREEMENT                                                           34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                        IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]    INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                  # funds
                         for period ending 9/30/2007                                  in        # funds    # funds
USAA                                                           Morningstar          Overall/       in        in
Fund Name               Overall    3-Year   5-Year   10-Year   Category              3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****       4        4        4        Muni California        151        141        116
                                                                  Long

FLORIDA TAX-FREE          ****       4        4        4        Muni Florida            49         49         46
  INCOME

NEW YORK BOND             ****       4        4        5        Muni New York          108        103         85
                                                                  Long

TAX EXEMPT                *****      4        5        5        Muni National          256        245        189
  LONG-TERM                                                       Long

TAX EXEMPT                *****      5        5        5        Muni National          244        213        128
  INTERMEDIATE-TERM                                               Intermediate

TAX EXEMPT                ****       4        4        4        Muni National          129         91         60
  SHORT-TERM                                                      Short

VIRGINIA BOND             *****      5        5        5        Muni Single State      312        291        243
                                                                  Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]   REGINA G. SHAFER, CFA
                              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         Your tax-exempt USAA California Money Market Fund performed well for the six-month period. For that time period, the Fund ranked 15 out of 67 California tax-exempt money market funds, according to iMoneyNet, Inc. Rankings are based on six-month net compound unannualized returns. The Fund had a return of 1.65%, above the average return of 1.56% for the category.

WHAT WERE THE MARKET CONDITIONS?

         For most of the period, the Federal Reserve Board (the Fed) held the federal funds rate (the rate charged to banks for overnight loans) steady at 5.25%. Then in September, it cut the rate to 4.75%, partly to ease market concerns about problems in the subprime mortgage sector.

         Municipal notes trended upward at the beginning of the period, moving back down in September in response to credit concerns and the Fed ease. According to the Bond Buyer One-Year Note Index,

         REFER TO PAGE 8 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the yield on a one-year note rose from 3.56% in April to 3.71% in June, before falling to 3.42% at the end of September. The SIFMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), averaged 3.74% during the six months, ending the period at 3.84%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We continued to invest a large portion of our portfolio in VRDNs. The VRDNs that the Fund currently invests in have a demand feature that allows us to sell the bonds at par (100% of face value) with seven-day notice or less. They also have interest rates that reset at least weekly. As interest rates in the market rise, we use VRDNs to seek to capture higher yields quickly and efficiently. Before the rate cut, we purchased a few fixed-rate instruments to lock in yields. As always, the Fund avoids issues subject to the alternative minimum tax (AMT) for individuals as we seek to provide our shareholders with as much tax-exempt income as possible.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

         California's economy has slowed relative to that of 2006 as the state's residential housing market experiences a significant downturn. The fiscal 2008 budget, signed by the governor, was essentially balanced but only because of several one-time revenue sources. California's structural budget issues remain, and a budget gap of more than $5 billion is forecast for 2009. As a result of bond measures voters approved in 2006, debt levels are expected to rise gradually. The state's general obligation bonds are currently rated A1 by Moody's Investors Service and A+ by both Standard & Poor's Ratings and Fitch Ratings.

         THE SECURITIES INDUSTRY AND FINANCIAL MARKETS ASSOCIATION (SIMFA) MUNICIPAL SWAP INDEX, PRODUCED BY MUNICIPAL MARKET DATA, IS A SEVEN-DAY HIGH-GRADE MARKET INDEX COMPRISED OF TAX-EXEMPT VARIABLE-RATE DEMAND OBLIGATIONS FROM MUNICIPAL MARKET DATA'S EXTENSIVE DATABASE.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

         We believe the Fed will be keeping a close eye on the economy and may consider additional rate cuts if there is a continued slowdown in the housing market and lower employment numbers. In the meantime, we plan to use any increases in short-term interest rates as an opportunity to seek to improve the tax-exempt dividend distribution of your Fund.

         As always, we will continue working hard on your behalf. Thank you for your confidence and trust in us.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND (Ticker Symbol: UCAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests  in   high-quality   California   tax-exempt   securities  with
         maturities of 397 days or less.

--------------------------------------------------------------------------------
                                           9/30/07                   3/31/07
--------------------------------------------------------------------------------
Net Assets                             $579.9 Million             $556.7 Million
Net Asset Value Per Share                 $1.00                       $1.00

--------------------------------------------------------------------------------
                                           9/30/07                   3/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                       19 Days                   20 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/07
--------------------------------------------------------------------------------

3/31/07 TO 9/30/07       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
     1.65%*              3.22%         1.84%          2.27%            3.38%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                     7-DAY YIELD COMPARISON

               [CHART OF 7-DAY YIELD COMPARISON]

                           USAA CALIFORNIA
                             MONEY MARKET             IMONEYNET
                                 FUND                  AVERAGE
                           ----------------           ----------
 9/25/2006                       3.16%                   3.00%
10/30/2006                       3.11                    2.92
11/27/2006                       3.16                    2.99
12/26/2006                       3.34                    3.09
 1/29/2007                       3.08                    2.96
 2/26/2007                       3.20                    3.03
 3/26/2007                       3.16                    3.01
 4/30/2007                       3.34                    3.24
 5/29/2007                       3.40                    3.21
 6/25/2007                       3.26                    3.12
 7/30/2007                       3.19                    3.05
 8/27/2007                       3.35                    3.25
 9/24/2007                       3.34                    3.19

                            [END CHART]

              DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/24/07.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

General Obligation                                32.7%

Special Assessment/Tax/Fee                        19.3%

Water/Sewer Utility                                9.4%

Appropriated Debt                                  7.7%

Education                                          7.1%

Real Estate Tax/Fee                                3.1%

Hospital                                           2.8%

Multifamily Housing                                2.1%

Toll Roads                                         1.9%

Electric/Gas Utilities                             1.6%
-------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     PORTFOLIO MIX
                        9/30/07

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                        93.1%
Put Bonds                                          3.2%
Fixed-Rate Instruments                             1.7%

                      [END CHART]

        PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

      [CHART OF CUMULATIVE PERFORMANCE]

                               USAA CALIFORNIA
                                MONEY MARKET
                                    FUND
                               ---------------
09/30/97                        $10,000.00
10/31/97                         10,027.87
11/30/97                         10,054.38
12/31/97                         10,085.59
01/31/98                         10,111.82
02/28/98                         10,135.88
03/31/98                         10,162.77
04/30/98                         10,192.60
05/31/98                         10,221.04
06/30/98                         10,250.94
07/31/98                         10,277.30
08/31/98                         10,302.32
09/30/98                         10,328.64
10/31/98                         10,354.02
11/30/98                         10,379.49
12/31/98                         10,405.04
01/31/99                         10,427.39
02/28/99                         10,445.62
03/31/99                         10,470.18
04/30/99                         10,493.71
05/31/99                         10,518.44
06/30/99                         10,545.32
07/31/99                         10,567.58
08/31/99                         10,592.43
09/30/99                         10,616.79
10/31/99                         10,640.34
11/30/99                         10,669.48
12/31/99                         10,698.05
01/31/00                         10,722.61
02/29/00                         10,744.44
03/31/00                         10,770.75
04/30/00                         10,796.92
05/31/00                         10,835.58
06/30/00                         10,866.87
07/31/00                         10,898.02
08/31/00                         10,929.27
09/30/00                         10,958.17
10/31/00                         10,990.94
11/30/00                         11,025.15
12/31/00                         11,055.27
01/31/01                         11,080.75
02/28/01                         11,104.68
03/31/01                         11,127.31
04/30/01                         11,159.76
05/31/01                         11,188.80
06/30/01                         11,212.12
07/31/01                         11,236.17
08/31/01                         11,255.81
09/30/01                         11,273.17
10/31/01                         11,293.31
11/30/01                         11,309.55
12/31/01                         11,321.66
01/31/02                         11,332.57
02/28/02                         11,342.93
03/31/02                         11,353.80
04/30/02                         11,365.53
05/31/02                         11,378.89
06/30/02                         11,388.70
07/31/02                         11,399.29
08/31/02                         11,410.90
09/30/02                         11,421.62
10/31/02                         11,435.15
11/30/02                         11,447.47
12/31/02                         11,457.35
01/31/03                         11,465.95
02/28/03                         11,473.78
03/31/03                         11,482.26
04/30/03                         11,491.18
05/31/03                         11,500.83
06/30/03                         11,507.32
07/31/03                         11,511.93
08/31/03                         11,516.80
09/30/03                         11,522.11
10/31/03                         11,528.34
11/30/03                         11,534.40
12/31/03                         11,541.04
01/31/04                         11,546.37
02/29/04                         11,551.05
03/31/04                         11,556.09
04/30/04                         11,562.33
05/31/04                         11,568.16
06/30/04                         11,573.94
07/31/04                         11,580.10
08/31/04                         11,586.98
09/30/04                         11,595.94
10/31/04                         11,607.87
11/30/04                         11,619.15
12/31/04                         11,631.82
01/31/05                         11,643.69
02/28/05                         11,656.61
03/31/05                         11,670.82
04/30/05                         11,690.22
05/31/05                         11,712.88
06/30/05                         11,731.45
07/31/05                         11,749.57
08/31/05                         11,769.08
09/30/05                         11,790.39
10/31/05                         11,810.83
11/30/05                         11,834.20
12/31/05                         11,862.29
01/31/06                         11,886.03
02/28/06                         11,910.13
03/31/06                         11,938.46
04/30/06                         11,965.29
05/31/06                         11,996.03
06/30/06                         12,029.34
07/31/06                         12,058.73
08/31/06                         12,089.64
09/30/06                         12,120.86
10/31/06                         12,150.62
11/30/06                         12,181.24
12/31/06                         12,215.50
01/31/07                         12,245.15
02/28/07                         12,274.58
03/31/07                         12,307.91
04/30/07                         12,339.84
05/31/07                         12,375.18
06/30/07                         12,409.07
07/31/07                         12,441.24
08/31/07                         12,478.87
09/30/07                         12,509.88

               [END CHART]

              DATA FROM 9/30/97 THROUGH 9/30/07.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

               (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.

               (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank, N.V., Bank of America, N.A., Bear
                          Stearns & Co. Inc., Citibank, N.A., Citigroup, Inc., DEPFA Bank plc, Deutsche Bank, A.G., Dexia Credit Local, Goldman Sachs Group, Inc., JP Morgan
                          Chase & Co., JP Morgan Chase Bank, N.A., Lehman Brothers Holdings, Inc., Merrill Lynch & Co., Inc., Morgan Stanley, U.S. Bank, N.A., Wachovia Bank,
                          N.A., or Wells Fargo & Co.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

               (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                          Bear Stearns & Co. Inc., California State Teachers' Retirement System, Lehman Brothers Holdings, Inc., or Merrill Lynch & Co.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

               BAN        Bond Anticipation Note
               CCD        Community College District
               COP        Certificate of Participation
               GO         General Obligation
               MERLOT     Municipal Exempt Receipts-Liquidity Optional Tender
               MFH        Multifamily Housing
               P-FLOAT    Puttable Floating Option Tax-Exempt Receipts
               PUTTER     Puttable Tax-Exempt Receipts
               RB         Revenue Bond
               ROC        Reset Option Certificates
               SPEAR      Short Puttable Exempt Adjustable Receipts
               TR         Trust Receipts
               TRAN       Tax Revenue Anticipation Note
               USD        Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (93.1%)

             CALIFORNIA (79.3%)
  $ 2,195    Apple Valley COP, Series 2001
                (LOC - Allied Irish Banks plc)                           3.80%         9/01/2015      $  2,195
    2,570    Chabot-Las Positas CCD GO,
                Series 2006C, Floater Certificates,
                Series 2006-87Z (INS)(LIQ)(a)                            3.89          8/01/2035         2,570
    2,850    Clovis USD GO,
                Series A, SPEAR, DB-298 (LIQ)(INS)(a)                    3.99          8/01/2023         2,850
        3    Educational Facilities Auth. RB,
                Series 2007A, Floater Certificates,
                Series 1815 (LIQ)(a)                                     3.89         10/01/2037             3
             Golden State Tobacco Securitization Corp. RB,
   10,105       Floater Certificates, Series 1740 (INS)(LIQ)(a)          3.93          6/01/2045        10,105
    7,000       Series 2005A, EAGLE Tax-Exempt Trust,
                Series 20060117 (LIQ)(INS)(a)                            3.89          6/01/2035         7,000
    2,500       Series 2005A, Trust Certificates,
                Series 7021 (LIQ)(INS)(a)                                3.92          6/01/2038         2,500
   14,750       Series 2007A-1, Trust Certificates,
                Series 7044 (LIQ)(NBGA)(a)                               3.94          6/01/2047        14,750
   22,755       Series 2007A-1, Trust Certificates,
                Series 7045 (LIQ)(NBGA)(a)                               3.94          6/01/2047        22,755
    2,680    Hacienda La Puente USD COP
                (LOC - Union Bank of California, N.A.)                   3.90         10/01/2009         2,680
      155    Hanford 1997 COP (LOC - Union Bank of California, N.A.)     3.87          3/01/2008           155
    4,960    Hanford Sewer System RB, Series 1996A
                (LOC - Union Bank of California, N.A.)                   3.87          4/01/2023         4,960
   10,280    Health Facilities Financing Auth. RB,
                Series 2007A, Floater Certificates,
                Series 1758 (LIQ)(a)                                     3.89         11/15/2042        10,280
   18,000    Irvine USD Communities Facilities District,
                Austin Series 2007-315 (LIQ)
                (LOC - State Street Bank and Trust Co.)(a)               3.92          3/01/2012        18,000
    2,850    Lemoore COP, Series 1995
                (LOC - Union Bank of California, N.A.)                   3.94         11/01/2020         2,850
    8,075    Loma Linda Water RB, Series 1995
                (LOC - Union Bank of California, N.A.)                   3.85          6/01/2025         8,075
   21,190    Long Beach USD GO, 1999 Series F,
                ABN AMRO MuniTOPS Certificates Trust,
                Series 2004-34 (LIQ)(INS)(a)                             3.88          2/01/2011        21,190

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 7,900    Los Angeles Community Redevelopment
                Agency MFH RB, Series 1985
                (LOC - Wells Fargo Bank, N.A.)                           3.85%        12/01/2008      $  7,900
    5,550    Los Angeles Department Water and Power RB,
                Series 2005A, EAGLE Tax-Exempt Trust,
                Series 20060010 (LIQ)(INS)(a)                            3.89          7/01/2035         5,550
   20,390    Los Angeles Senior COP, Series 2000, MERLOT,
                Series 2000 NN (INS)(LIQ)(a)                             3.90         11/01/2031        20,390
             Los Angeles USD GO,
    9,390       Series 2007, PUTTER,
                Series 2015Q (INS)(LIQ)(a)                               3.88          7/01/2015         9,390
    2,300       Series 2007B, Floater Certificates,
                Series 9TP (INS)(LIQ)(a)                                 3.86          7/01/2031         2,300
    2,560    Manteca USD GO, SPEAR,
                Series DB-299 (LIQ)(INS)(a)                              3.95          8/01/2036         2,560
    3,250    Merced Irrigation District RB,
                Series 2005, ROC Trust II-R,
                Series 512 (LIQ)(INS)(a)                                 3.88          9/01/2036         3,250
    7,700    Monrovia Redevelopment Agency COP,
                Series 1984 (NBGA)                                       3.70         12/01/2014         7,700
    6,855    Montebello Public Financing Auth. Lease RB,
                Series 2004A (LOC - Union Bank of California, N.A.)      3.85         12/01/2034         6,855
    3,045    Norwalk-La Miranda USD GO, Series 2005B,
                Municipal Securities Trust Certificates,
                Series 3053 (LIQ)(INS)(a)                                3.92          9/20/2018         3,045
    5,832    Rancho Santiago CCD GO,
                Series 2006C, ABN AMRO MuniTOPS II
                Series 2006-76 (LIQ)(INS)(a)                             3.91          9/01/2026         5,832
   13,500    Sacramento City Financing Auth. Tax
                Allocation RB, SPEAR,
                Series DB-294 (LIQ)(INS)(a)                              3.92         12/01/2030        13,500
    6,000    Sacramento County Sanitation Districts
                Financing Auth. RB, ROC Trust II-R,
                Series 10114 (LIQ)(PRE)(a)                               3.88         12/01/2035         6,000
    6,970    San Bernardino CCD GO, SPEAR,
                Series DB-303 (LIQ)(INS)(a)                              3.95          8/01/2023         6,970
    1,185    San Diego County COP
                (LOC - Comerica Bank, N.A.)                              3.85          1/01/2023         1,185
   25,000    San Diego Public Facilities Financing Auth. RB,
                Series 2007, ROC Trust II-R,
                Series 10004CE (LIQ)(LOC - Citigroup, Inc.)(a)           3.88          5/15/2009        25,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $10,745    San Joaquin Hills Transportation Corridor
                Agency RB, Series 1997A, ROC Trust II-R,
                Series 11093Z (LIQ)(INS)(a)                              3.89%         1/15/2031      $ 10,745
             San Jose USD GO,
    1,410       Series 2006, P-FLOAT,
                Series PZ-115 (INS)(LIQ)(a)                              3.95          8/01/2026         1,410
   10,000       SPEAR, Series DB-324 (LIQ)(INS)(a)                       3.93          6/01/2031        10,000
    3,000    San Juan USD GO,
                Series 2007, PUTTER,
                Series 2163 (INS)(LIQ)(a)                                3.88          8/01/2013         3,000
             San Mateo County CCD GO,
    6,000       Series 2006, Floater Certificates,
                Series 2073 (INS)(LIQ)(a)                                3.91          9/01/2032         6,000
   15,195       Series 2006B, Floater Certificates,
                Series 1595 (LIQ)(a)                                     3.89          9/01/2038        15,195
    4,545    Santa Fe Springs Tax Allocation Bonds,
                Series 2006A, P-FLOAT,
                Series PZ-147 (INS)(LIQ)(a)                              3.95          9/01/2024         4,545
    5,925    Selma Public Financing Auth. RB,
                Series 2001A (LOC - Allied Irish Banks plc)              3.80          9/15/2022         5,925
   16,840    Sonoma County Junior College District GO,
                Series 2002B, ABN AMRO MuniTOPS,
                Series 2005-63 (LIQ)(INS)(a)                             3.88          8/01/2013        16,840
   15,160    SPEAR, Series DB-332 (LIQ)(INS)(a)                          3.99          8/01/2036        15,160
    4,000    State Educational Facilities Auth. RB,
                Series 1998A (LOC - Allied Irish Banks plc)              3.92         12/01/2028         4,000
             State GO,
   12,400       P-FLOAT, Series EC-1017 (LIQ)(NBGA)(a)                   3.95          6/01/2018        12,400
    5,500       P-FLOAT, Series PT-4211 (LIQ)
                (LOC - Dexia Credit Local)(a)                            3.93          2/01/2025         5,500
    4,755       P-FLOAT, Series PZ-149 (INS)(LIQ)(a)                     3.95         10/01/2027         4,755
    6,545       PUTTER, Series 1711P (INS)(LIQ)(a)                       3.94          1/01/2015         6,545
    4,150       Series 2003, PUTTER, Series 1695 (LIQ)(a)                4.00          2/01/2012         4,150
    7,510       Series 2006, P-FLOAT,
                Series PT-3850 (LIQ)(NBGA)(a)                            3.95          9/01/2027         7,510
    5,875    State Infrastructure and Economic
                Development Bank RB, Series 2001
                (LOC - Allied Irish Banks plc)                           3.80         10/01/2027         5,875
    3,200    Statewide Communities Development Auth. COP,
                Series 1998 (LOC - SunTrust Bank)                        3.84          6/01/2013         3,200

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Statewide Communities Development Auth. RB,
  $ 7,000       Floater Certificates,
                Series 2089 (LIQ)(LOC - Wells Fargo & Co.)(a)            3.94%        10/01/2036      $  7,000
    5,675       Series 2002 (LOC - SunTrust Bank)                        3.86          4/01/2027         5,675
    4,210       Series 2005A, ROC Trust II-R,
                Series 710CE (LIQ)(LOC - Citigroup, Inc.)(a)             3.92          2/01/2015         4,210
    7,605       Series 2006A (LOC - Allied Irish Banks plc)              3.81          5/01/2026         7,605
    6,000       Series 2007 (LOC - City National Bank)                   3.91          8/01/2037         6,000
    5,115       Series 2007, SPEAR, Series DBE-138 (LIQ)
                (LOC - Deutsche Bank AG)(a)                              4.02          8/01/2037         5,115
    6,590       Series 2007A, SPEAR, Series DBE-123 (LIQ)
                (LOC - Deutsche Bank AG)(a)                              4.02          4/01/2037         6,590
    2,400    West Contra Costa USD GO, Series D,
                Trust Certificates, Series 3072 (LIQ)(INS)(a)            3.92         10/03/2022         2,400
             West Covina Public Financing Auth. Lease RB,
    7,020       Series 2004A (LOC - Union Bank of California, N.A.)      3.85          5/01/2034         7,020
    5,335       Series 2004B (LOC - Union Bank of California, N.A.)      3.85          5/01/2034         5,335
                                                                                                      --------
                                                                                                       460,050
                                                                                                      --------
             PUERTO RICO (13.8%)
   16,400    Aqueduct and Sewer Auth. BAN,
                Series 2007B, ROC Trust II-R,
                Series 10001CE (LIQ)(LOC - Citigroup, Inc.)(a)           3.92         12/27/2008        16,400
    7,700    Government Development Bank CP, Floater-TR,
                Series 2007 F5 (LIQ)(NBGA)(a)                            3.90         11/16/2007         7,700
             Highways and Transportation Auth. RB,
    4,955       Series CC, P-FLOAT, Series PT-3931 (LIQ)
                (LOC - Dexia Credit Local)(a)                            3.89          7/01/2030         4,955
   14,300       Series N, MACON Trust,
                Series 2007-325 (INS)(LIQ)(a)                            3.89          7/01/2036        14,300
   11,560       Series N, P-FLOAT,
                Series EC-1004 (INS)(LIQ)(a)                             3.90          7/01/2039        11,560
   16,450    Industrial, Tourist, Educational, Medical and
                Environmental Control RB, Series 1998
                (LOC - Banco Santander Puerto Rico)                      3.86         10/01/2021        16,450
    8,500    Sales Tax Financing Corp. RB, Series 2007A,
                Floater-TR, Series FC8 (LIQ)(NBGA)(a)                    3.90          8/01/2057         8,500
                                                                                                      --------
                                                                                                        79,865
                                                                                                      --------
             Total Variable-Rate Demand Notes (cost: $539,915)                                         539,915
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             PUT BONDS (3.2%)

             CALIFORNIA (2.2%)
  $10,000    Los Angeles USD GO,
                Series 2006F, Solar Eclipse Certificates,
                Series 2006-0018 (INS)(LIQ)(a)                           3.74%         7/01/2030      $ 10,000
    2,800    Paramount USD GO,
                Series 2007, PUTTER,
                Series 2060 (INS)(LIQ)(a)                                3.70          8/01/2015         2,800
                                                                                                      --------
                                                                                                        12,800
                                                                                                      --------
             PUERTO RICO (1.0%)
    5,500    Industrial, Medical and Environmental
                Pollution Control Facilities Financing Auth.
                RB, Series 1983A                                         3.95          3/01/2023         5,500
                                                                                                      --------
             Total Put Bonds (cost: $18,300)                                                            18,300
                                                                                                      --------
             FIXED-RATE INSTRUMENTS (1.7%)

             CALIFORNIA (1.7%)
   10,000    Los Angeles 2007 TRAN (cost: $10,060)                       4.50          6/30/2008        10,060
                                                                                                      --------

             TOTAL INVESTMENTS (COST: $568,275)                                                       $568,275
                                                                                                      ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2007, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)     $568,275
   Cash                                                                           75
   Receivables:
      Capital shares sold                                                      1,586
      Interest                                                                 4,000
      Securities sold                                                          6,906
                                                                            --------
         Total assets                                                        580,842
                                                                            --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                    727
      Dividends on capital shares                                                 28
   Accrued management fees                                                       148
   Accrued transfer agent's fees                                                   7
   Other accrued expenses and payables                                            39
                                                                            --------
         Total liabilities                                                       949
                                                                            --------
            Net assets applicable to capital shares outstanding             $579,893
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $579,782
   Accumulated net realized gain on investments                                  111
                                                                            --------
            Net assets applicable to capital shares outstanding             $579,893
                                                                            ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               579,774
                                                                            ========
   Net asset value, redemption price, and offering price per share          $   1.00
                                                                            ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                    $11,015
                                                                      -------
EXPENSES
   Management fees                                                        910
   Administration and servicing fees                                      292
   Transfer agent's fees                                                  120
   Custody and accounting fees                                             45
   Postage                                                                 16
   Shareholder reporting fees                                              18
   Trustees' fees                                                           4
   Professional fees                                                       28
   Other                                                                    8
                                                                      -------
      Total expenses                                                    1,441
   Expenses paid indirectly                                                (9)
                                                                      -------
      Net expenses                                                      1,432
                                                                      -------
NET INVESTMENT INCOME                                                   9,583
                                                                      -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       91
                                                                      -------
Increase in net assets resulting from operations                      $ 9,674
                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                                9/30/2007        3/31/2007
                                                                --------------------------
FROM OPERATIONS
   Net investment income                                        $   9,583        $  16,027
   Net realized gain on investments                                    91               20
                                                                --------------------------
      Increase in net assets resulting from operations              9,674           16,047
                                                                --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (9,575)         (16,027)
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      309,422          519,034
   Reinvested dividends                                             9,387           15,570
   Cost of shares redeemed                                       (295,741)        (488,813)
                                                                --------------------------
      Increase in net assets from capital share
         transactions                                              23,068           45,791
                                                                --------------------------
   Net increase in net assets                                      23,167           45,811

NET ASSETS
   Beginning of period                                            556,726          510,915
                                                                --------------------------
   End of period                                                $ 579,893        $ 556,726
                                                                ==========================
Overdistribution of net investment income:
   End of period                                                $       -        $      (8)
                                                                ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    309,422          519,034
   Shares issued for dividends reinvested                           9,387           15,570
   Shares redeemed                                               (295,741)        (488,813)
                                                                --------------------------
      Increase in shares outstanding                               23,068           45,791
                                                                ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant  to Rule 2a-7  under the 1940 Act,  securities  in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which  valuations  are not readily  available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2007.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $9,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $910,000, resulting in an effective annualized management fee of 0.31% of the Fund's average net assets for the same period.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $292,000.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $120,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                                          --------------------------------------------------------------------------------
                                              2007           2007           2006         2005           2004          2003
                                          --------------------------------------------------------------------------------
Net asset value at
   beginning of period                    $   1.00       $   1.00       $   1.00     $   1.00       $   1.00      $   1.00
                                          --------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                       .02            .03            .02          .01            .01           .01
   Net realized gain                           .00(c)         .00(c)           -            -            .00(c)          -
                                          --------------------------------------------------------------------------------
Total from investment operations               .02            .03            .02          .01            .01           .01
                                          --------------------------------------------------------------------------------
Less distributions:
   From net investment income                 (.02)          (.03)          (.02)        (.01)          (.01)         (.01)
                                          --------------------------------------------------------------------------------
Net asset value at end of period          $   1.00       $   1.00       $   1.00     $   1.00       $   1.00      $   1.00
                                          ================================================================================
Total return (%)*                             1.65           3.10(d)        2.28          .99            .64          1.13
Net assets at end of period (000)         $579,893       $556,726       $510,915     $459,510       $466,287      $482,585
Ratio of expenses to average
   net assets (%)**(b)                         .49(a)         .50(d)         .49          .50            .50           .50
Ratio of net investment income
   to average net assets (%)**                3.28(a)        3.06           2.26          .99            .64          1.12

   * Assumes  reinvestment of all net investment income  distributions during the period.
 **  For the  six-month  period ended  September  30, 2007,  average net assets were $584,394,000.
(a)  Annualized.  The  ratio  is not  necessarily  indicative  of 12  months  of operations.
(b)  Reflects  total  operating  expenses of the Fund before  reductions  of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                              (.00%)(+)      (.00%)(+)      (.01%)       (.00%)(+)      (.00%)(+)     (.00%)(+)
(+)  Represents  less than 0.01% of average net assets.
(c)  Represents less than $0.01 per share.
(d)  For the year ended March 31, 2007, the Manager  voluntarily  reimbursed the
     Fund for excise tax incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

32

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING               ENDING                DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2007 -
                                  APRIL 1, 2007       SEPTEMBER 30, 2007        SEPTEMBER 30, 2007
                                 -----------------------------------------------------------------
Actual                              $1,000.00              $1,016.50                  $2.47
Hypothetical
  (5% return before expenses)        1,000.00               1,022.55                   2.48

         *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.65% for the six-month period of April 1, 2007, through September 30, 2007.

34

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail California tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was the median of its expense group and above the median of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional California tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

40

 N O T E S
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                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39602-1107    W                             (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.